Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2023 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 35.2%
		Basic Materials: 0.6%
288,000	(1)	Albemarle Corp., 4.650%, 06/01/2027	$283,592	0.1
475,000		Ecolab, Inc., 1.650%, 02/01/2027	430,862	0.1
407,000	(1)	Ecolab, Inc., 2.700%, 11/01/2026	386,174	0.1
500,000	(2)	Georgia-Pacific LLC, 1.750%, 09/30/2025	463,298	0.1
300,000	(2)	International Flavors & Fragrances, Inc., 1.832%, 10/15/2027	254,869	0.1
280,000		Nucor Corp., 2.000%, 06/01/2025	263,496	0.1
54,000		Nutrien Ltd., 4.900%, 03/27/2028	54,025	0.0
			2,136,316	0.6

		Communications: 1.8%
560,000		Alibaba Group Holding Ltd., 2.800%, 06/06/2023	557,654	0.2
721,000		Amazon.com, Inc., 3.000%, 04/13/2025	703,526	0.2
370,000		AT&T, Inc., 1.700%, 03/25/2026	340,574	0.1
472,000		Bell Telephone Co. of Canada or Bell Canada/The, 0.750%, 03/17/2024	451,131	0.1
213,000		British Telecommunications PLC, 4.500%, 12/04/2023	211,650	0.1
326,000		Comcast Corp., 5.250%, 11/07/2025	333,269	0.1
399,000		Fox Corp., 4.030%, 01/25/2024	394,776	0.1
447,000		Meta Platforms, Inc., 3.500%, 08/15/2027	431,930	0.1
36,000		Motorola Solutions, Inc., 4.000%, 09/01/2024	35,385	0.0
653,000	(2)	NTT Finance Corp., 0.583%, 03/01/2024	626,286	0.2
368,000	(2)	NTT Finance Corp., 4.142%, 07/26/2024	364,768	0.1
460,000	(2)	Sky Ltd., 3.750%, 09/16/2024	451,295	0.1
194,000		T-Mobile USA, Inc., 2.250%, 02/15/2026	180,606	0.0
444,000		T-Mobile USA, Inc., 3.750%, 04/15/2027	427,088	0.1
181,000		T-Mobile USA, Inc., 4.950%, 03/15/2028	182,824	0.0
271,000		Verizon Communications, Inc., 0.850%, 11/20/2025	246,819	0.1
272,000		Verizon Communications, Inc., 3.500%, 11/01/2024	267,201	0.1
259,000		Walt Disney Co/The, 4.000%, 10/01/2023	257,412	0.1
			6,464,194	1.8

		Consumer, Cyclical: 2.4%
358,000	(2)	7-Eleven, Inc., 0.950%, 02/10/2026	322,064	0.1
509,000		American Honda Finance Corp., 0.875%, 07/07/2023	503,375	0.1
140,000		American Honda Finance Corp., 1.300%, 09/09/2026	125,669	0.0
236,000	(2)	BMW US Capital LLC, 0.800%, 04/01/2024	226,447	0.1
428,000	(2)	BMW US Capital LLC, 1.250%, 08/12/2026	384,221	0.1
505,000	(2)	BMW US Capital LLC, 3.250%, 04/01/2025	491,533	0.1
710,000	(2)	Daimler Trucks Finance North America LLC, 3.500%, 04/07/2025	688,634	0.2
250,000		Delta Air Lines 2019-1 Class A Pass Through Trust, 3.404%, 10/25/2025	240,615	0.1
150,950		Delta Air Lines 2020-1 Class A Pass Through Trust, 2.500%, 12/10/2029	132,605	0.0
266,000		General Motors Financial Co., Inc., 1.700%, 08/18/2023	261,940	0.1
305,000		General Motors Financial Co., Inc., 3.800%, 04/07/2025	296,727	0.1
408,000		General Motors Financial Co., Inc., 5.250%, 03/01/2026	408,429	0.1
94,000	(2)	Harley-Davidson Financial Services, Inc., 3.050%, 02/14/2027	84,284	0.0
226,000		Home Depot, Inc./The, 2.700%, 04/15/2025	218,657	0.1
532,000		Honda Motor Co. Ltd., 2.534%, 03/10/2027	498,714	0.1
462,000	(2)	Hyundai Capital America, 1.300%, 01/08/2026	415,093	0.1
187,000		Lowe's Cos, Inc., 3.350%, 04/01/2027	179,413	0.0
475,146	(2)	Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd., 6.500%, 06/20/2027	474,084	0.1
423,000		Ross Stores, Inc., 4.600%, 04/15/2025	422,356	0.1
474,000		Toyota Motor Corp., 0.681%, 03/25/2024	454,190	0.1
227,000		Toyota Motor Credit Corp., 4.625%, 01/12/2028	230,283	0.1
181,088		United Airlines 2020-1 Class A Pass Through Trust, 5.875%, 04/15/2029	180,783	0.1

Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2023 (Unaudited) (Continued)

201,525		US Airways 2012-1 Class A Pass Through Trust, 5.900%, 04/01/2026	200,341	0.1
288,000	(1)	Walmart, Inc., 3.950%, 09/09/2027	287,909	0.1
421,000	(2)	Warnermedia Holdings, Inc., 3.755%, 03/15/2027	396,824	0.1
629,000		WW Grainger, Inc., 1.850%, 02/15/2025	598,153	0.2
			8,723,343	2.4

		Consumer, Non-cyclical: 3.5%
444,000		Amgen, Inc., 3.200%, 11/02/2027	420,024	0.1
629,000		Amgen, Inc., 5.250%, 03/02/2025	636,235	0.2
444,000		Becton Dickinson & Co., 4.693%, 02/13/2028	446,090	0.1
386,000		Boston Scientific Corp., 1.900%, 06/01/2025	365,052	0.1
506,000		Bristol-Myers Squibb Co., 0.750%, 11/13/2025	462,450	0.1
587,000		Bunge Ltd. Finance Corp., 1.630%, 08/17/2025	543,408	0.1
219,000	(2)	Cargill, Inc., 1.375%, 07/23/2023	216,373	0.1
160,000	(2)	Cargill, Inc., 3.500%, 04/22/2025	156,156	0.0
195,000	(1),(2)	Cargill, Inc., 3.625%, 04/22/2027	189,246	0.1
274,000		Cigna Corp., 1.250%, 03/15/2026	248,466	0.1
473,000		Conagra Brands, Inc., 0.500%, 08/11/2023	464,973	0.1
233,000	(2)	CSL Finance PLC, 3.850%, 04/27/2027	227,299	0.1
444,000		Diageo Capital PLC, 5.300%, 10/24/2027	461,751	0.1
587,000	(2)	Element Fleet Management Corp., 3.850%, 06/15/2025	560,890	0.2
385,000		Elevance Health, Inc., 3.500%, 08/15/2024	377,317	0.1
316,000	(2)	GE HealthCare Technologies, Inc., 5.600%, 11/15/2025	319,999	0.1
258,000		Global Payments, Inc., 1.200%, 03/01/2026	229,669	0.1
262,000		Humana, Inc., 0.650%, 08/03/2023	258,318	0.1
223,000	(1),(2)	Kenvue, Inc., 5.500%, 03/22/2025	226,789	0.1
400,000		Laboratory Corp. of America Holdings, 3.600%, 02/01/2025	389,337	0.1
334,000	(1),(2)	Nestle Holdings, Inc., 1.150%, 01/14/2027	297,487	0.1
510,000	(2)	Nestle Holdings, Inc., 4.125%, 10/01/2027	507,755	0.1
448,000		PepsiCo, Inc., 3.600%, 02/18/2028	439,805	0.1
465,000		PerkinElmer, Inc., 0.850%, 09/15/2024	436,759	0.1
675,000		Royalty Pharma PLC, 0.750%, 09/02/2023	658,275	0.2
461,000		S&P Global, Inc., 2.450%, 03/01/2027	432,639	0.1
702,000		Stryker Corp., 0.600%, 12/01/2023	681,163	0.2
121,000	(2)	Triton Container International Ltd., 0.800%, 08/01/2023	118,247	0.0
470,000	(2)	Triton Container International Ltd., 1.150%, 06/07/2024	442,226	0.1
165,000		UnitedHealth Group, Inc., 2.375%, 08/15/2024	159,828	0.0
314,000		UnitedHealth Group, Inc., 2.950%, 10/15/2027	296,684	0.1
323,000		UnitedHealth Group, Inc., 3.375%, 04/15/2027	311,338	0.1
550,000		Viatris, Inc., 1.650%, 06/22/2025	504,688	0.1
316,000		Zoetis, Inc., 5.400%, 11/14/2025	321,503	0.1
			12,808,239	3.5

		Energy: 1.4%
331,000		Baker Hughes Holdings LLC / Baker Hughes Co-Obligor, Inc., 2.061%, 12/15/2026	299,914	0.1
580,000		Canadian Natural Resources Ltd., 2.050%, 07/15/2025	542,254	0.1
500,000		Chevron USA, Inc., 0.426%, 08/11/2023	491,979	0.1
614,000		Enbridge, Inc., 0.550%, 10/04/2023	597,991	0.2
469,000		Equinor ASA, 2.875%, 04/06/2025	454,824	0.1
395,000		Kinder Morgan, Inc., 1.750%, 11/15/2026	356,279	0.1
306,000		Ovintiv Exploration, Inc., 5.375%, 01/01/2026	306,758	0.1
326,000		Phillips 66, 3.850%, 04/09/2025	319,115	0.1
191,000		Pioneer Natural Resources Co., 0.550%, 05/15/2023	189,943	0.1
495,000		Pioneer Natural Resources Co., 1.125%, 01/15/2026	450,121	0.1
519,000		Shell International Finance BV, 0.375%, 09/15/2023	507,760	0.1
270,000		TransCanada PipeLines Ltd., 1.000%, 10/12/2024	253,282	0.1
467,000		Williams Cos, Inc./The, 4.550%, 06/24/2024	463,730	0.1
			5,233,950	1.4

		Financial: 18.0%
393,000		AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 1.650%, 10/29/2024	367,890	0.1
410,000		Aflac, Inc., 1.125%, 03/15/2026	371,713	0.1
433,000		Ally Financial, Inc., 3.875%, 05/21/2024	416,287	0.1
536,000		American Express Co., 2.500%, 07/30/2024	517,841	0.1

Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2023 (Unaudited) (Continued)

466,000		American Express Co., 5.850%, 11/05/2027	489,275	0.1
326,000		American Tower Corp., 3.650%, 03/15/2027	309,886	0.1
444,000		Ameriprise Financial, Inc., 2.875%, 09/15/2026	414,970	0.1
234,000		Ameriprise Financial, Inc., 3.000%, 04/02/2025	225,217	0.1
485,000		Ameriprise Financial, Inc., 4.000%, 10/15/2023	480,578	0.1
74,000		Assurant, Inc., 4.200%, 09/27/2023	73,538	0.0
738,000	(2)	Aviation Capital Group LLC, 5.500%, 12/15/2024	729,158	0.2
475,000	(2)	Avolon Holdings Funding Ltd., 4.375%, 05/01/2026	446,195	0.1
1,204,000	(3)	Bank of America Corp., 0.810%, 10/24/2024	1,170,444	0.3
1,531,000	(3)	Bank of America Corp., 0.976%, 04/22/2025	1,459,332	0.4
907,000	(3)	Bank of America Corp., 1.319%, 06/19/2026	829,771	0.2
425,000	(3)	Bank of America Corp., 1.530%, 12/06/2025	397,661	0.1
186,000	(3)	Bank of America Corp., 1.658%, 03/11/2027	168,540	0.0
444,000	(3)	Bank of America Corp., 1.734%, 07/22/2027	398,504	0.1
496,000	(3)	Bank of America Corp., 2.015%, 02/13/2026	465,097	0.1
50,000	(3)	Bank of America Corp., 3.419%, 12/20/2028	46,495	0.0
81,000	(3)	Bank of America Corp., 3.705%, 04/24/2028	76,633	0.0
301,000	(3)	Bank of America Corp., 4.376%, 04/27/2028	291,401	0.1
733,000	(3)	Bank of New York Mellon Corp./The, 3.430%, 06/13/2025	716,241	0.2
179,000	(3)	Bank of New York Mellon Corp./The, 4.414%, 07/24/2026	176,714	0.1
432,000		Bank of Nova Scotia/The, 0.550%, 09/15/2023	422,586	0.1
473,000		Bank of Nova Scotia/The, 0.700%, 04/15/2024	451,319	0.1
468,000	(1)	Bank of Nova Scotia/The, 1.450%, 01/10/2025	438,951	0.1
401,000		Bank of Nova Scotia/The, 3.450%, 04/11/2025	389,140	0.1
277,000		Berkshire Hathaway, Inc., 3.125%, 03/15/2026	269,968	0.1
326,000	(2)	Blackstone Holdings Finance Co. LLC, 5.900%, 11/03/2027	332,834	0.1
420,000	(2)	BPCE SA, 1.000%, 01/20/2026	374,613	0.1
1,120,000	(2)	BPCE SA, 5.700%, 10/22/2023	1,111,620	0.3
350,000		Brookfield Finance, Inc., 4.000%, 04/01/2024	343,071	0.1
386,000		Canadian Imperial Bank of Commerce, 0.950%, 06/23/2023	382,126	0.1
424,000		Canadian Imperial Bank of Commerce, 1.000%, 10/18/2024	398,163	0.1
358,000		Canadian Imperial Bank of Commerce, 3.300%, 04/07/2025	346,790	0.1
182,000		Canadian Imperial Bank of Commerce, 3.945%, 08/04/2025	176,981	0.1
261,000	(3)	Capital One Financial Corp., 1.878%, 11/02/2027	224,993	0.1
444,000	(3)	Capital One Financial Corp., 4.166%, 05/09/2025	430,329	0.1
335,000	(3)	Capital One Financial Corp., 5.468%, 02/01/2029	326,792	0.1
473,000	(3)	Citigroup, Inc., 0.981%, 05/01/2025	449,580	0.1
388,000	(3)	Citigroup, Inc., 1.678%, 05/15/2024	386,427	0.1
374,000	(2)	Corebridge Financial, Inc., 3.650%, 04/05/2027	350,859	0.1
525,000	(2)	Corebridge Global Funding, 0.900%, 09/22/2025	475,182	0.1
233,000		Credit Suisse AG/New York NY, 2.950%, 04/09/2025	216,816	0.1
1,246,000		Credit Suisse AG/New York NY, 3.625%, 09/09/2024	1,187,151	0.3
467,000	(2),(3)	Danske Bank A/S, 0.976%, 09/10/2025	434,016	0.1
279,000	(2),(3)	Danske Bank A/S, 3.773%, 03/28/2025	272,437	0.1
257,000	(2),(3)	Danske Bank A/S, 4.298%, 04/01/2028	242,851	0.1
467,000	(3)	Deutsche Bank AG/New York NY, 2.222%, 09/18/2024	454,207	0.1
259,000		Discover Financial Services, 3.950%, 11/06/2024	247,156	0.1
465,000	(2),(3)	DNB Bank ASA, 2.968%, 03/28/2025	453,974	0.1
611,000	(2),(3)	DNB Bank ASA, 5.896%, 10/09/2026	616,974	0.2
475,000		Equinix, Inc., 1.250%, 07/15/2025	435,545	0.1
388,000		Federal Realty Investment Trust, 3.950%, 01/15/2024	383,276	0.1
305,000	(2)	Federation des Caisses Desjardins du Quebec, 2.050%, 02/10/2025	287,178	0.1
356,000	(2)	Five Corners Funding Trust, 4.419%, 11/15/2023	353,840	0.1
490,000	(2)	GA Global Funding Trust, 3.850%, 04/11/2025	474,910	0.1

Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2023 (Unaudited) (Continued)

236,000	(3)	Goldman Sachs Group, Inc./The, 0.925%, 10/21/2024	229,688	0.1
278,000	(3)	Goldman Sachs Group, Inc./The, 2.640%, 02/24/2028	253,840	0.1
257,000		Hanover Insurance Group, Inc./The, 4.500%, 04/15/2026	254,196	0.1
933,000	(3)	HSBC Holdings PLC, 0.732%, 08/17/2024	913,835	0.3
293,000	(3)	HSBC Holdings PLC, 1.162%, 11/22/2024	284,411	0.1
431,000	(3)	HSBC Holdings PLC, 1.589%, 05/24/2027	380,314	0.1
531,000	(3)	HSBC Holdings PLC, 1.645%, 04/18/2026	485,323	0.1
335,000	(3)	HSBC Holdings PLC, 2.633%, 11/07/2025	317,192	0.1
519,000	(3)	HSBC Holdings PLC, 2.999%, 03/10/2026	489,928	0.1
441,000	(3)	ING Groep NV, 4.017%, 03/28/2028	417,693	0.1
566,000		Jackson Financial, Inc., 1.125%, 11/22/2023	549,216	0.2
654,000	(3)	JPMorgan Chase & Co., 0.824%, 06/01/2025	620,086	0.2
1,340,000	(3)	JPMorgan Chase & Co., 0.969%, 06/23/2025	1,270,145	0.4
565,000	(3)	JPMorgan Chase & Co., 1.470%, 09/22/2027	498,782	0.1
348,000	(3)	JPMorgan Chase & Co., 1.578%, 04/22/2027	312,932	0.1
830,000	(3)	JPMorgan Chase & Co., 2.083%, 04/22/2026	777,089	0.2
48,000	(3)	JPMorgan Chase & Co., 2.301%, 10/15/2025	45,925	0.0
140,000	(3)	JPMorgan Chase & Co., 2.595%, 02/24/2026	132,766	0.0
444,000	(3)	JPMorgan Chase & Co., 2.947%, 02/24/2028	411,946	0.1
537,000	(3)	JPMorgan Chase & Co., 3.797%, 07/23/2024	534,286	0.1
27,000	(3)	JPMorgan Chase & Co., 3.960%, 01/29/2027	26,242	0.0
389,000	(3)	JPMorgan Chase & Co., 5.546%, 12/15/2025	391,875	0.1
252,000		KeyBank NA/Cleveland OH, 4.390%, 12/14/2027	230,313	0.1
424,000	(3)	Lloyds Banking Group PLC, 0.695%, 05/11/2024	421,349	0.1
176,000	(3)	Lloyds Banking Group PLC, 3.870%, 07/09/2025	171,166	0.1
480,000	(2)	LSEGA Financing PLC, 0.650%, 04/06/2024	456,988	0.1
460,000		Marsh & McLennan Cos, Inc., 4.050%, 10/15/2023	458,773	0.1
430,000	(3)	Mitsubishi UFJ Financial Group, Inc., 0.848%, 09/15/2024	420,364	0.1
415,000	(3)	Mitsubishi UFJ Financial Group, Inc., 0.953%, 07/19/2025	390,980	0.1
365,000	(1),(3)	Mitsubishi UFJ Financial Group, Inc., 0.962%, 10/11/2025	340,159	0.1
323,000		Mitsubishi UFJ Financial Group, Inc., 1.412%, 07/17/2025	296,393	0.1
454,000	(3)	Mitsubishi UFJ Financial Group, Inc., 1.538%, 07/20/2027	402,117	0.1
276,000	(3)	Mitsubishi UFJ Financial Group, Inc., 4.788%, 07/18/2025	273,435	0.1
891,000	(3)	Mitsubishi UFJ Financial Group, Inc., 5.719%, 02/20/2026	893,910	0.2
392,000	(3)	Mizuho Financial Group, Inc., 0.849%, 09/08/2024	383,851	0.1
304,000	(3)	Mizuho Financial Group, Inc., 2.555%, 09/13/2025	290,380	0.1
620,000		Mizuho Financial Group, Inc., 5.588%, (US0003M + 0.630%), 05/25/2024	617,166	0.2
457,000	(3)	Morgan Stanley, 0.731%, 04/05/2024	456,868	0.1
1,056,000	(3)	Morgan Stanley, 0.790%, 05/30/2025	1,000,075	0.3
1,252,000	(3)	Morgan Stanley, 0.791%, 01/22/2025	1,204,819	0.3
990,000	(3)	Morgan Stanley, 1.164%, 10/21/2025	925,146	0.3
565,000	(3)	Morgan Stanley, 1.512%, 07/20/2027	502,576	0.1
444,000	(3)	Morgan Stanley, 1.593%, 05/04/2027	398,239	0.1
371,000	(3)	Morgan Stanley, 2.475%, 01/21/2028	339,221	0.1
126,000	(3)	Morgan Stanley, 2.720%, 07/22/2025	121,515	0.0
496,000		Morgan Stanley, 4.000%, 07/23/2025	485,825	0.1
324,000		National Australia Bank Ltd./New York, 3.500%, 06/09/2025	313,879	0.1
684,000	(3)	National Bank of Canada, 0.550%, 11/15/2024	663,730	0.2
349,000		National Bank of Canada, 0.750%, 08/06/2024	329,039	0.1
350,000	(2)	National Securities Clearing Corp., 1.200%, 04/23/2023	349,149	0.1
250,000	(2)	National Securities Clearing Corp., 1.500%, 04/23/2025	233,731	0.1
213,000	(2)	Nationwide Building Society, 1.500%, 10/13/2026	186,211	0.1
417,000	(3)	NatWest Group PLC, 2.359%, 05/22/2024	414,842	0.1
327,000	(3)	NatWest Group PLC, 4.269%, 03/22/2025	321,036	0.1
395,000	(2)	Nordea Bank Abp, 0.625%, 05/24/2024	375,307	0.1
293,000	(2)	Nordea Bank Abp, 0.750%, 08/28/2025	263,077	0.1
324,000	(2)	Nordea Bank Abp, 3.600%, 06/06/2025	312,861	0.1
480,000	(2)	Nordea Bank Abp, 5.375%, 09/22/2027	482,632	0.1

Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2023 (Unaudited) (Continued)

587,000		Old Republic International Corp., 4.875%, 10/01/2024	579,481	0.2
498,000	(1),(2)	Pacific Life Global Funding II, 0.500%, 09/23/2023	486,634	0.1
207,000	(2)	Pacific Life Global Funding II, 1.200%, 06/24/2025	190,393	0.1
265,000	(2)	Pacific Life Global Funding II, 1.375%, 04/14/2026	237,860	0.1
470,000		PNC Financial Services Group, Inc./The, 3.500%, 01/23/2024	461,350	0.1
284,000	(1)	Royal Bank of Canada, 1.150%, 07/14/2026	254,845	0.1
280,000		Royal Bank of Canada, 1.600%, 04/17/2023	279,528	0.1
466,000		Royal Bank of Canada, 1.600%, 01/21/2025	439,493	0.1
553,000		Royal Bank of Canada, 3.700%, 10/05/2023	547,948	0.2
225,000		Royal Bank of Canada, 5.442%, (US0003M + 0.660%), 10/05/2023	224,908	0.1
440,000		Sixth Street Specialty Lending, Inc., 3.875%, 11/01/2024	419,932	0.1
954,000	(2)	Skandinaviska Enskilda Banken AB, 0.550%, 09/01/2023	934,286	0.3
619,000	(2)	Skandinaviska Enskilda Banken AB, 0.650%, 09/09/2024	580,438	0.2
464,000	(2)	Skandinaviska Enskilda Banken AB, 3.700%, 06/09/2025	450,436	0.1
477,000	(2),(3)	Societe Generale SA, 2.226%, 01/21/2026	440,119	0.1
286,000		Sumitomo Mitsui Financial Group, Inc., 1.474%, 07/08/2025	262,073	0.1
355,000		Sumitomo Mitsui Financial Group, Inc., 2.696%, 07/16/2024	342,752	0.1
465,000	(2)	Sumitomo Mitsui Trust Bank Ltd., 0.800%, 09/16/2024	437,568	0.1
800,000	(2)	Svenska Handelsbanken AB, 0.625%, 06/30/2023	790,239	0.2
468,000	(2)	Svenska Handelsbanken AB, 3.650%, 06/10/2025	453,270	0.1
425,000	(2)	Swedbank AB, 0.600%, 09/25/2023	416,003	0.1
371,000	(2)	Swedbank AB, 3.356%, 04/04/2025	357,978	0.1
467,000		Toronto-Dominion Bank/The, 0.700%, 09/10/2024	439,302	0.1
621,000		Toronto-Dominion Bank/The, 1.150%, 06/12/2025	571,885	0.2
468,000		Toronto-Dominion Bank/The, 1.450%, 01/10/2025	440,585	0.1
454,000		Toronto-Dominion Bank/The, 3.766%, 06/06/2025	442,216	0.1
316,000	(3)	Truist Financial Corp., 4.873%, 01/26/2029	308,406	0.1
369,000	(2)	UBS AG/London, 0.700%, 08/09/2024	345,010	0.1
600,000	(2),(3)	UBS Group AG, 1.008%, 07/30/2024	588,159	0.2
372,000	(2),(3)	UBS Group AG, 4.488%, 05/12/2026	359,073	0.1
464,000	(2),(3)	UBS Group AG, 4.490%, 08/05/2025	452,926	0.1
280,000	(2)	USAA Capital Corp., 1.500%, 05/01/2023	279,213	0.1
115,000	(3)	Wells Fargo & Co., 2.164%, 02/11/2026	108,256	0.0
414,000	(3)	Wells Fargo & Co., 2.188%, 04/30/2026	388,274	0.1
518,000	(3)	Wells Fargo & Co., 2.406%, 10/30/2025	492,567	0.1
			65,310,274	18.0

		Industrial: 1.7%
444,000		Avnet, Inc., 6.250%, 03/15/2028	452,298	0.1
388,000		Boeing Co/The, 4.875%, 05/01/2025	387,402	0.1
423,000	(1)	Caterpillar Financial Services Corp., 0.650%, 07/07/2023	418,234	0.1
223,000		General Dynamics Corp., 3.250%, 04/01/2025	217,127	0.1
392,000	(2)	Graphic Packaging International LLC, 0.821%, 04/15/2024	373,642	0.1
386,000		Honeywell International, Inc., 1.350%, 06/01/2025	362,405	0.1
651,000		Huntington Ingalls Industries, Inc., 0.670%, 08/16/2023	640,243	0.2
335,000		John Deere Capital Corp., 2.050%, 01/09/2025	322,685	0.1
184,000		John Deere Capital Corp., 2.125%, 03/07/2025	175,785	0.0
138,000	(1)	John Deere Capital Corp., 2.350%, 03/08/2027	128,268	0.0
444,000		Lockheed Martin Corp., 5.100%, 11/15/2027	461,355	0.1
435,000		Raytheon Technologies Corp., 3.700%, 12/15/2023	430,602	0.1
224,000		Raytheon Technologies Corp., 5.000%, 02/27/2026	227,505	0.1
400,000		Republic Services, Inc., 2.500%, 08/15/2024	387,621	0.1
305,000		Rockwell Automation, Inc., 0.350%, 08/15/2023	299,690	0.1
350,000	(2)	SMBC Aviation Capital Finance DAC, 1.900%, 10/15/2026	307,363	0.1
713,000		Teledyne Technologies, Inc., 0.950%, 04/01/2024	683,619	0.2
			6,275,844	1.7

Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2023 (Unaudited) (Continued)

		Technology: 2.3%
233,000		Analog Devices, Inc., 2.950%, 04/01/2025	225,280	0.1
173,000		Apple, Inc., 1.125%, 05/11/2025	162,435	0.0
449,000		Apple, Inc., 3.250%, 02/23/2026	439,465	0.1
444,000		Broadcom, Inc., 3.459%, 09/15/2026	424,567	0.1
290,000		CGI, Inc., 1.450%, 09/14/2026	260,683	0.1
457,000		Fidelity National Information Services, Inc., 0.600%, 03/01/2024	437,172	0.1
268,000		Fidelity National Information Services, Inc., 4.700%, 07/15/2027	264,126	0.1
245,000		Fiserv, Inc., 2.750%, 07/01/2024	237,786	0.1
444,000		Fiserv, Inc., 5.450%, 03/02/2028	453,698	0.1
198,000		HP, Inc., 2.200%, 06/17/2025	186,701	0.1
430,000		Intel Corp., 3.750%, 08/05/2027	420,426	0.1
666,000		Intel Corp., 4.875%, 02/10/2026	674,774	0.2
446,000		International Business Machines Corp., 4.000%, 07/27/2025	441,171	0.1
445,000		International Business Machines Corp., 4.500%, 02/06/2026	444,400	0.1
255,000		International Business Machines Corp., 6.500%, 01/15/2028	277,762	0.1
465,000		Kyndryl Holdings, Inc., 2.050%, 10/15/2026	404,381	0.1
473,000		Oracle Corp., 1.650%, 03/25/2026	434,747	0.1
288,000		Oracle Corp., 2.500%, 04/01/2025	275,853	0.1
470,000		Oracle Corp., 2.650%, 07/15/2026	439,347	0.1
500,000		Take-Two Interactive Software, Inc., 3.550%, 04/14/2025	487,212	0.1
307,000		VMware, Inc., 1.000%, 08/15/2024	289,831	0.1
408,000		VMware, Inc., 1.400%, 08/15/2026	361,081	0.1
215,000		Workday, Inc., 3.500%, 04/01/2027	205,849	0.1
			8,248,747	2.3

		Utilities: 3.5%
475,000	(2)	AEP Texas, Inc., 3.850%, 10/01/2025	458,590	0.1
475,000	(1)	Alabama Power Co., 3.750%, 09/01/2027	462,340	0.1
502,000	(1)	American Electric Power Co., Inc., 0.750%, 11/01/2023	490,209	0.1
245,000		American Electric Power Co., Inc., 2.031%, 03/15/2024	237,126	0.1
213,000	(2)	Aquarion Co., 4.000%, 08/15/2024	210,738	0.1
425,000		Arizona Public Service Co., 3.350%, 06/15/2024	416,123	0.1
425,000		Avangrid, Inc., 3.200%, 04/15/2025	407,073	0.1
279,000		Black Hills Corp., 1.037%, 08/23/2024	262,690	0.1
448,000	(3)	DTE Energy Co., 4.220%, 11/01/2024	443,240	0.1
385,000		Duke Energy Ohio, Inc., 3.800%, 09/01/2023	378,833	0.1
290,000		Duke Energy Progress LLC, 3.375%, 09/01/2023	287,695	0.1
479,000	(2)	Enel Finance International NV, 6.800%, 10/14/2025	495,475	0.1
329,000		Entergy Corp., 0.900%, 09/15/2025	296,444	0.1
555,000		Entergy Louisiana LLC, 0.950%, 10/01/2024	523,136	0.1
250,000		Entergy Louisiana LLC, 4.050%, 09/01/2023	248,446	0.1
277,000		Eversource Energy, 2.900%, 03/01/2027	258,646	0.1
485,000		Interstate Power and Light Co., 3.250%, 12/01/2024	471,428	0.1
72,000		IPALCO Enterprises, Inc., 3.700%, 09/01/2024	70,008	0.0
428,000		National Rural Utilities Cooperative Finance Corp., 1.000%, 10/18/2024	403,014	0.1
325,000		National Rural Utilities Cooperative Finance Corp., 1.875%, 02/07/2025	308,410	0.1
318,000		NextEra Energy Capital Holdings, Inc., 1.875%, 01/15/2027	287,757	0.1
271,000		NextEra Energy Capital Holdings, Inc., 4.625%, 07/15/2027	270,469	0.1
444,000		NextEra Energy Capital Holdings, Inc., 4.900%, 02/28/2028	447,287	0.1
462,000		NiSource, Inc., 0.950%, 08/15/2025	420,604	0.1
328,000	(2)	NRG Energy, Inc., 3.750%, 06/15/2024	318,344	0.1
284,000		OGE Energy Corp., 0.703%, 05/26/2023	282,024	0.1
797,443		PG&E Wildfire Recovery Funding LLC, 3.594%, 06/01/2032	762,093	0.2
485,000		Public Service Electric and Gas Co., 3.750%, 03/15/2024	474,957	0.1
335,000		Public Service Enterprise Group, Inc., 0.800%, 08/15/2025	306,899	0.1
134,000		Public Service Enterprise Group, Inc., 5.850%, 11/15/2027	139,382	0.0
384,000		Southern Co. Gas Capital Corp., 3.250%, 06/15/2026	368,253	0.1
646,000		Southern Co/The, 0.600%, 02/26/2024	618,252	0.2

Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2023 (Unaudited) (Continued)

272,000	(2)	Trans-Allegheny Interstate Line Co., 3.850%, 06/01/2025	264,793	0.1
43,000		WEC Energy Group, Inc., 5.000%, 09/27/2025	43,045	0.0
61,000		WEC Energy Group, Inc., 5.150%, 10/01/2027	62,113	0.0
658,000		Xcel Energy, Inc., 0.500%, 10/15/2023	642,071	0.2
			12,838,007	3.5

	Total Corporate Bonds/Notes
	(Cost $132,793,599)		128,038,914	35.2

COLLATERALIZED MORTGAGE OBLIGATIONS: 5.8%
447,117	(2),(3)	Deephaven Residential Mortgage Trust 2022-2 A1, 4.300%, 03/25/2067	424,794	0.1
862,042		Fannie Mae REMICS 2006-43-FJ, 5.255%, (US0001M + 0.410%), 06/25/2036	852,725	0.2
356,051		Fannie Mae REMICS 2007-14 PF, 5.035%, (US0001M + 0.190%), 03/25/2037	347,122	0.1
216,755		Fannie Mae REMICS 2010-123 FL, 5.275%, (US0001M + 0.430%), 11/25/2040	214,057	0.1
573,089		Fannie Mae REMICS 2010-136 FG, 5.345%, (US0001M + 0.500%), 12/25/2030	572,767	0.2
939,713		Fannie Mae REMICS 2011-51 FM, 5.495%, (US0001M + 0.650%), 06/25/2041	928,051	0.3
483,411		Fannie Mae REMICS 2011-68 F, 5.115%, (US0001M + 0.270%), 07/25/2031	482,281	0.1
84,211		Fannie Mae REMICS 2011-96 FN, 5.345%, (US0001M + 0.500%), 10/25/2041	83,303	0.0
16,579	(2),(3)	Flagstar Mortgage Trust 2017-2 A3, 3.500%, 10/25/2047	15,302	0.0
268,529	(2),(3)	Flagstar Mortgage Trust 2020-2 A2, 3.000%, 08/25/2050	230,470	0.1
452,614		Freddie Mac REMICS 3626 FA, 5.334%, (US0001M + 0.650%), 05/15/2036	452,179	0.1
286,742		Freddie Mac REMICS 4508 CF, 5.084%, (US0001M + 0.400%), 09/15/2045	281,844	0.1
1,111,003		Ginnie Mae Series 2012-H11 FA, 5.266%, (US0001M + 0.700%), 02/20/2062	1,108,373	0.3
1,447,894		Ginnie Mae Series 2012-H31 FD, 4.906%, (US0001M + 0.340%), 12/20/2062	1,436,229	0.4
615,639		Ginnie Mae Series 2014-H05 FB, 5.166%, (US0001M + 0.600%), 12/20/2063	614,229	0.2
1,814,851		Ginnie Mae Series 2015-H30 FE, 5.166%, (US0001M + 0.600%), 11/20/2065	1,805,766	0.5
2,007,328		Ginnie Mae Series 2016-H06 FD, 5.486%, (US0001M + 0.920%), 07/20/2065	1,998,987	0.6
616,791		Ginnie Mae Series 2016-H07 FK, 5.566%, (US0001M + 1.000%), 03/20/2066	612,515	0.2
1,729,202		Ginnie Mae Series 2016-H16 FE, 3.155%, (US0012M + 0.380%), 06/20/2066	1,712,508	0.5
435,982		Ginnie Mae Series 2017-H09 FG, 5.036%, (US0001M + 0.470%), 03/20/2067	433,076	0.1
416,769		Ginnie Mae Series 2018-H04 FM, 4.866%, (US0001M + 0.300%), 03/20/2068	412,716	0.1
2,193,256		Ginnie Mae Series 2019-H02 FA, 5.016%, (US0001M + 0.450%), 01/20/2069	2,172,636	0.6
802,052		Ginnie Mae Series 2020-H09 NF, 5.816%, (US0001M + 1.250%), 04/20/2070	805,965	0.2
16,267	(2),(3)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ3 A1, 3.500%, 03/25/2050	15,087	0.0
202,268	(2),(3)	JP Morgan Mortgage Trust 2019-INV3 A3, 3.500%, 05/25/2050	180,192	0.0
317,559	(2),(3)	Morgan Stanley Residential Mortgage Loan Trust 2021-2 A9, 2.500%, 05/25/2051	251,908	0.1
1,963,442	(2),(3)	OBX 2023-J1 A3 Trust, 4.500%, 01/25/2053	1,891,822	0.5
564,591	(2),(3)	RATE Mortgage Trust 2021-HB1 A31, 2.500%, 12/25/2051	446,097	0.1
178,234	(2),(3)	Sequoia Mortgage Trust 2014-4 B3, 3.903%, 11/25/2044	163,838	0.0
52,173	(2),(3)	Sequoia Mortgage Trust 2018-CH1 A19, 4.000%, 03/25/2048	48,655	0.0
88,321	(3)	WaMu Mortgage Pass-Through Certificates Series 2004-AR4 A6 Trust, 3.470%, 06/25/2034	82,497	0.0

Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2023 (Unaudited) (Continued)

190,072	(2),(3)	Wells Fargo Mortgage Backed Securities 2020-1 A17 Trust, 3.000%, 12/25/2049	164,160	0.0

	Total Collateralized Mortgage Obligations
	(Cost $21,719,496)		21,242,151	5.8

U.S. TREASURY OBLIGATIONS: 29.5%
		U.S. Treasury Notes: 29.5%
3,652,600		0.125%,05/31/2023	3,625,988	1.0
28,195,000		0.125%,01/15/2024	27,200,406	7.5
1,815,800		0.875%,01/31/2024	1,758,489	0.5
189,400		1.250%,11/30/2026	173,312	0.0
107,900		1.500%,01/31/2027	99,365	0.0
128,900		1.500%,11/30/2028	115,016	0.0
15,497,000		3.875%,03/31/2025	15,450,691	4.3
1,124,000	(1)	4.000%,02/29/2028	1,144,416	0.3
345,000		4.000%,02/28/2030	354,164	0.1
1,291,000	(1)	4.625%,02/28/2025	1,303,658	0.4
54,689,000		4.625%,03/15/2026	55,938,729	15.4

	Total U.S. Treasury Obligations
	(Cost $106,236,790)		107,164,234	29.5

COMMERCIAL MORTGAGE-BACKED SECURITIES: 7.7%
2,000,000	(2)	BHMS 2018-ATLS D, 6.934%, (US0001M + 2.250%), 07/15/2035	1,866,488	0.5
3,500,000	(2)	BPR Trust 2021-WILL C, 8.684%, (US0001M + 4.000%), 06/15/2038	3,298,182	0.9
800,000	(2)	BX Trust 2021-ARIA C, 6.330%, (US0001M + 1.646%), 10/15/2036	749,965	0.2
425,082	(2)	BX Trust 2022-PSB A, 7.278%, (TSFR1M + 2.451%), 08/15/2039	423,491	0.1
1,500,000	(2)	BXMT 2021-FL4 D Ltd., 6.934%, (US0001M + 2.250%), 05/15/2038	1,348,570	0.4
2,520,000	(2)	CSWF 2021-SOP2 D, 7.001%, (US0001M + 2.317%), 06/15/2034	2,232,646	0.6
488,096	(2)	Extended Stay America Trust 2021-ESH B, 6.065%, (US0001M + 1.380%), 07/15/2038	473,633	0.1
1,269,050	(2)	Extended Stay America Trust 2021-ESH C, 6.385%, (US0001M + 1.700%), 07/15/2038	1,231,455	0.4
13,978		Ginnie Mae 2015-183 AC, 2.350%, 07/16/2056	13,842	0.0
7,719		Ginnie Mae 2016-110 AB, 2.000%, 05/16/2049	7,660	0.0
50,127		Ginnie Mae 2017-51 AB, 2.350%, 04/16/2057	48,894	0.0
10,853		Ginnie Mae 2017-69 AB, 2.350%, 05/16/2053	10,687	0.0
11,853		Ginnie Mae 2017-70 A, 2.500%, 10/16/2057	11,720	0.0
101,693		Ginnie Mae 2017-86 AB, 2.300%, 11/16/2051	98,026	0.0
52,357		Ginnie Mae 2017-89 A, 2.500%, 08/16/2057	51,500	0.0
530,000	(2)	GS Mortgage Securities Corp. Trust 2017-GPTX B, 3.104%, 05/10/2034	459,010	0.1
1,300,000	(2)	JP Morgan Chase Commercial Mortgage Securities Trust 2021-NYAH B, 5.774%, (US0001M + 1.090%), 06/15/2038	1,224,567	0.3
1,820,000	(2),(3)	JPMBB Commercial Mortgage Securities Trust 2013-C15 D, 5.176%, 11/15/2045	1,701,072	0.5
1,630,000	(3)	JPMBB Commercial Mortgage Securities Trust 2013-C17 C, 4.884%, 01/15/2047	1,556,182	0.4
900,000	(2),(3)	JPMBB Commercial Mortgage Securities Trust 2014-C19 D, 4.635%, 04/15/2047	812,189	0.2
1,250,000	(3)	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C10 A4, 4.067%, 07/15/2046	1,244,482	0.4
275,476		Morgan Stanley Capital I Trust 2017-H1 A2, 3.089%, 06/15/2050	265,389	0.1
500,000	(2)	PFP 2021-8 Ltd. E, 7.228%, (US0001M + 2.500%), 08/09/2037	460,615	0.1
763,046	(2)	Ready Capital Mortgage Financing 2020-FL4 A LLC, 6.995%, (US0001M + 2.150%), 02/25/2035	763,735	0.2
4,000,000	(2)	VMC Finance 2021-FL4 C LLC, 7.011%, (US0001M + 2.250%), 06/16/2036	3,693,486	1.0
5,720,000	(3)	WFRBS Commercial Mortgage Trust 2013-C14 C, 3.975%, 06/15/2046	3,803,782	1.1
250,000	(2)	WMRK Commercial Mortgage Trust 2022-WMRK A, 7.616%, (TSFR1M + 2.789%), 11/15/2027	248,205	0.1

	Total Commercial Mortgage-Backed Securities
	(Cost $31,932,955)		28,099,473	7.7

ASSET-BACKED SECURITIES: 19.1%
		Automobile Asset-Backed Securities: 4.1%
900,000		AmeriCredit Automobile Receivables Trust 2020-1 C, 1.590%, 10/20/2025	877,418	0.2
1,254,639		AmeriCredit Automobile Receivables Trust 2020-2 B, 0.970%, 02/18/2026	1,235,394	0.3
550,000		AmeriCredit Automobile Receivables Trust 2021-3 B, 1.170%, 08/18/2027	509,166	0.1
149,886		BMW Vehicle Owner Trust 2020-A A3, 0.480%, 10/25/2024	148,353	0.0
300,000		CarMax Auto Owner Trust 2021-2 B, 1.030%, 12/15/2026	276,333	0.1

Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2023 (Unaudited) (Continued)

750,000		CarMax Auto Owner Trust 2022-1 B, 1.950%, 09/15/2027	692,655	0.2
750,000		Carvana Auto Receivables Trust 2022-P1 A3, 3.350%, 02/10/2027	724,154	0.2
750,000		Ford Credit Auto Owner Trust 2022-A B, 1.910%, 07/15/2027	696,538	0.2
396,624		GM Financial Automobile Leasing Trust 2019-4 A4, 1.760%, 01/16/2025	393,711	0.1
500,000		GM Financial Automobile Leasing Trust 2022-3 A4, 4.110%, 08/20/2026	492,603	0.1
450,000		GM Financial Automobile Leasing Trust 2023-1 A4, 5.160%, 01/20/2027	452,659	0.1
600,000		GM Financial Consumer Automobile Receivables Trust 2022-4 B, 5.500%, 08/16/2028	612,158	0.2
900,000		GM Financial Consumer Automobile Receivables Trust 2023-1 A3, 4.660%, 02/16/2028	903,558	0.3
178,813		Honda Auto Receivables 2020-2 A3 Owner Trust, 0.820%, 07/15/2024	177,039	0.1
900,000	(2)	Hyundai Auto Lease Securitization Trust 2023-A A4, 4.940%, 11/16/2026	898,735	0.2
850,000		Hyundai Auto Receivables Trust 2021-C B, 1.490%, 12/15/2027	773,064	0.2
258,629	(2)	JPMorgan Chase Bank NA - CACLN 2021-3 B, 0.760%, 02/26/2029	245,450	0.1
400,000	(2)	Oscar US Funding XIII LLC 2021-2A A3, 0.860%, 09/10/2025	383,417	0.1
258,050		Santander Drive Auto Receivables Trust 2020-1 C, 4.110%, 12/15/2025	256,783	0.1
405,300		Santander Drive Auto Receivables Trust 2021-3 B, 0.600%, 12/15/2025	403,407	0.1
600,000		Santander Drive Auto Receivables Trust 2022-4 A3, 4.140%, 02/16/2027	592,225	0.2
459,623		Toyota Auto Receivables 2019-C A4 Owner Trust, 1.880%, 11/15/2024	457,297	0.1
800,000		Toyota Auto Receivables 2023-A A4 Owner Trust, 4.420%, 08/15/2028	796,661	0.2
1,150,000	(2)	Westlake Automobile Receivables Trust 2022-3A A3, 5.490%, 07/15/2026	1,148,488	0.3
900,000	(2)	Westlake Automobile Receivables Trust 2023-2A A3, 5.800%, 02/16/2027	906,528	0.3
			15,053,794	4.1

		Credit Card Asset-Backed Securities: 0.8%
1,500,000		American Express Credit Account Master Trust 2022-3 A, 3.750%, 08/15/2027	1,474,482	0.4
1,350,000	(2)	CARDS II Trust 2021-1A A, 0.602%, 04/15/2027	1,289,595	0.4
			2,764,077	0.8

		Other Asset-Backed Securities: 13.4%
800,000	(2)	AGL CLO 13 Ltd. 2021-13A A1, 5.968%, (US0003M + 1.160%), 10/20/2034	783,366	0.2
2,000,000	(2)	Aimco CLO 11 Ltd. 2020-11A AR, 5.922%, (US0003M + 1.130%), 10/17/2034	1,951,456	0.5
840,000	(2)	Apidos Clo XXV 2016-25A A1R, 5.978%, (US0003M + 1.170%), 10/20/2031	830,248	0.2
100,000	(2)	Arbor Realty Commercial Real Estate Notes 2021-FL3 C Ltd., 6.534%, (US0001M + 1.850%), 08/15/2034	95,478	0.0
750,000	(2)	Arbor Realty Commercial Real Estate Notes 2021-FL4 D Ltd., 7.584%, (US0001M + 2.900%), 11/15/2036	710,721	0.2
2,000,000	(2)	Arbor Realty Commercial Real Estate Notes 2021-FL4 E Ltd., 8.084%, (US0001M + 3.400%), 11/15/2036	1,849,972	0.5
700,000	(2)	ARES XLVI CLO Ltd. 2017-46A A2, 6.022%, (US0003M + 1.230%), 01/15/2030	680,835	0.2
250,000	(2)	Babson CLO Ltd. 2017-1A A2, 6.145%, (US0003M + 1.350%), 07/18/2029	245,521	0.1
1,000,000	(2)	Benefit Street Partners CLO XIX Ltd. 2019-19A A, 6.142%, (US0003M + 1.350%), 01/15/2033	985,835	0.3
500,000	(2)	BlueMountain CLO XXXI Ltd. 2021-31A A2, 6.198%, (US0003M + 1.400%), 04/19/2034	481,716	0.1
250,000	(2)	Carbone CLO Ltd. 2017-1A A1, 5.948%, (US0003M + 1.140%), 01/20/2031	247,954	0.1
492,818	(2)	Carlyle Global Market Strategies CLO 2014-2RA A1 Ltd., 5.914%, (US0003M + 1.050%), 05/15/2031	486,739	0.1

Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2023 (Unaudited) (Continued)

1,200,000	(2)	Carlyle Global Market Strategies CLO 2016-1 Ltd. 2016-1A A1R2, 5.948%, (US0003M + 1.140%), 04/20/2034	1,171,919	0.3
800,000	(2)	Carlyle US Clo 2017-2A CR Ltd., 6.208%, (US0003M + 1.400%), 07/20/2031	785,578	0.2
850,000	(2)	Carlyle US CLO 2020-2A A1R Ltd., 5.958%, (US0003M + 1.140%), 01/25/2035	828,442	0.2
1,550,000	(2)	Carlyle US Clo 2021-4A A2 Ltd., 6.208%, (US0003M + 1.400%), 04/20/2034	1,509,898	0.4
1,000,000	(2)	Cedar Funding IV CLO Ltd.2014-4A ARR, 5.975%, (US0003M + 1.160%), 07/23/2034	970,606	0.3
600,000	(2)	CIFC Funding 2018-4A A1 Ltd., 5.942%, (US0003M + 1.150%), 10/17/2031	593,698	0.2
900,000	(2)	CIFC Funding 2020-2A AR Ltd., 5.978%, (US0003M + 1.170%), 10/20/2034	881,409	0.2
563,077	(2)	Clear Creek CLO Ltd. 2015-1A AR, 6.008%, (US0003M + 1.200%), 10/20/2030	558,311	0.1
550,000		CNH Equipment Trust 2021-C A3, 0.810%, 12/15/2026	521,700	0.1
233,974	(2)	Deer Creek Clo Ltd. 2017-1A A, 5.988%, (US0003M + 1.180%), 10/20/2030	231,978	0.1
600,000	(2)	DLLAD 2023-1A A2 LLC, 5.190%, 04/20/2026	598,003	0.2
463,084	(2)	Dryden XXVIII Senior Loan Fund 2013-28A A1LR, 6.064%, (US0003M + 1.200%), 08/15/2030	460,062	0.1
300,000	(2)	Eaton Vance Clo 2015-1A A2R Ltd., 6.058%, (US0003M + 1.250%), 01/20/2030	289,315	0.1
509,196	(2)	Elevation CLO 2014-2A A1R Ltd., 6.124%, (TSFR3M + 1.230%), 10/15/2029	506,117	0.1
450,000	(2)	Elmwood CLO IX Ltd. 2021-2A A, 5.938%, (US0003M + 1.130%), 07/20/2034	440,284	0.1
2,000,000	(2)	FS RIALTO 2021-FL2 E, 8.178%, (US0001M + 3.450%), 05/16/2038	1,833,850	0.5
1,360,000	(2)	HGI CRE CLO 2021-FL1 B Ltd., 6.328%, (US0001M + 1.600%), 06/16/2036	1,296,708	0.4
2,100,000	(2)	HGI CRE CLO 2021-FL1 D Ltd., 7.078%, (US0001M + 2.350%), 06/16/2036	1,919,485	0.5
250,000	(2)	HGI CRE CLO 2021-FL3 A Ltd., 6.258%, (SOFR30A + 1.700%), 04/20/2037	245,726	0.1
329,969	(2)	JGWPT XXXIII LLC 2014-3A A, 3.500%, 06/15/2077	291,937	0.1
400,000		John Deere Owner Trust 2022-A A4, 2.490%, 01/16/2029	381,033	0.1
950,000		John Deere Owner Trust 2022-B A4, 3.800%, 05/15/2029	930,154	0.3
1,150,000		John Deere Owner Trust 2022-C A4, 5.200%, 09/17/2029	1,170,928	0.3
1,300,000	(2)	Kayne CLO 6 Ltd. 2019-6A A1, 6.188%, (US0003M + 1.380%), 01/20/2033	1,288,036	0.4
1,000,000	(2)	Kayne CLO 7 Ltd. 2020-7A A1, 5.992%, (US0003M + 1.200%), 04/17/2033	985,579	0.3
1,050,000	(2)	Kubota Credit Owner Trust 2023-1A A3, 5.020%, 06/15/2027	1,050,985	0.3
600,000	(2)	LCM 26A A2 Ltd., 6.058%, (US0003M + 1.250%), 01/20/2031	579,758	0.2
500,000	(2)	Magnetite XXVI Ltd. 2020-26A A2R, 6.218%, (US0003M + 1.400%), 07/25/2034	485,751	0.1
1,500,000	(2)	Magnetite XXVII Ltd. 27A AR, 5.948%, (US0003M + 1.140%), 10/20/2034	1,463,297	0.4
720,000	(2)	Marble Point CLO XIV Ltd. 2018-2A A1R, 6.088%, (US0003M + 1.280%), 01/20/2032	709,353	0.2
267,017	(2)	Marlette Funding Trust 2021-1A B, 1.000%, 06/16/2031	264,956	0.1
700,000	(2)	Oaktree CLO Ltd. 2021-1A A1, 5.952%, (US0003M + 1.160%), 07/15/2034	684,618	0.2
350,000	(2)	OCP CLO 2021-22A A Ltd., 5.988%, (US0003M + 1.180%), 12/02/2034	340,920	0.1
1,100,000	(2)	Octagon Investment Partners 32 Ltd. 2017-1A A2R, 5.992%, (US0003M + 1.200%), 07/15/2029	1,075,490	0.3
400,000	(2)	Octagon Investment Partners 33 Ltd. 2017-1A A1, 5.998%, (US0003M + 1.190%), 01/20/2031	396,815	0.1

Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2023 (Unaudited) (Continued)

1,000,000	(2)	Octagon Investment Partners 48 Ltd. 2020-3A AR, 5.958%, (US0003M + 1.150%), 10/20/2034	973,756	0.3
400,000	(2)	Octagon Investment Partners XV Ltd. 2013-1A A2R, 6.148%, (US0003M + 1.350%), 07/19/2030	387,104	0.1
2,000,000	(2)	OHA Credit Partners XVI 2021-16A A, 5.945%, (US0003M + 1.150%), 10/18/2034	1,960,920	0.5
1,600,000	(2)	OHA Loan Funding 2015-1A AR3 Ltd., 5.948%, (US0003M + 1.150%), 01/19/2037	1,565,054	0.4
925,512	(2)	Palmer Square CLO 2015-2A A1R2 Ltd., 5.908%, (US0003M + 1.100%), 07/20/2030	918,257	0.2
600,000	(2)	PFS Financing Corp. 2021-B A, 0.770%, 08/15/2026	561,134	0.2
650,000	(2)	PFS Financing Corp. 2022-D A, 4.270%, 08/15/2027	639,008	0.2
800,000	(2)	Sound Point CLO XXIII 2019-2A AR, 5.962%, (US0003M + 1.170%), 07/15/2034	772,314	0.2
850,000	(2)	THL Credit Wind River 2018-2 A A2Clo Ltd., 6.242%, (US0003M + 1.450%), 07/15/2030	825,895	0.2
1,850,000	(2)	THL Credit Wind River 2019-1A AR CLO Ltd., 5.968%, (US0003M + 1.160%), 07/20/2034	1,795,616	0.5
650,000	(2)	Trafigura Securitisation Finance PLC 2021-1A A2, 1.080%, 01/15/2025	606,141	0.2
250,000	(2)	Venture 34 CLO Ltd. 2018-34A A, 6.022%, (US0003M + 1.230%), 10/15/2031	245,629	0.1
500,000	(2)	Wellman Park CLO Ltd. 2021-1A A, 5.892%, (US0003M + 1.100%), 07/15/2034	489,057	0.1
			48,832,425	13.4

		Student Loan Asset-Backed Securities: 0.8%
338,099	(2)	Navient Private Education Refi Loan Trust 2019-FA A2, 2.600%, 08/15/2068	312,965	0.1
371,240	(2)	Navient Private Education Refi Loan Trust 2020-GA A, 1.170%, 09/16/2069	332,213	0.1
175,623	(2)	Navient Private Education Refi Loan Trust 2021-A A, 0.840%, 05/15/2069	153,709	0.0
266,488	(2)	Navient Private Education Refi Loan Trust 2021-F A, 1.110%, 02/18/2070	225,056	0.1
1,169,732	(2)	Navient Private Education Refi Loan Trust 2022-BA A, 4.160%, 10/15/2070	1,124,191	0.3
432,274	(2)	Sofi Professional Loan Program 2018-A A2B LLC, 2.950%, 02/25/2042	418,103	0.1
367,570	(2)	SoFi Professional Loan Program 2021-B AFX Trust, 1.140%, 02/15/2047	307,547	0.1
			2,873,784	0.8

	Total Asset-Backed Securities
	(Cost $71,655,905)		69,524,080	19.1

U.S. GOVERNMENT AGENCY OBLIGATIONS: 0.0%
		Uniform Mortgage-Backed Securities: 0.0%
8,122		6.500%,10/01/2032	8,387	0.0
6,843		7.000%,10/01/2032	6,863	0.0

	Total U.S. Government Agency Obligations
	(Cost $15,265)		15,250	0.0

	Total Long-Term Investments
	(Cost $364,354,010)		354,084,102	97.3

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 4.6%
		Repurchase Agreements: 1.4%
1,215,343	(4)	Bank of America Inc., Repurchase Agreement dated 03/31/23, 4.82%, due 04/03/23 (Repurchase Amount $1,215,824, collateralized by various U.S. Government Agency Obligations, 1.500%-3.000%, Market Value plus accrued interest $1,239,650, due 11/01/49-02/01/51)	1,215,343	0.3
1,215,343	(4)	Citigroup, Inc., Repurchase Agreement dated 03/31/23, 4.81%, due 04/03/23 (Repurchase Amount $1,215,823, collateralized by various U.S. Government/U.S. Government Agency Obligations, 1.500%-7.000%, Market Value plus accrued interest $1,239,650, due 12/26/24-03/20/53)	1,215,343	0.4

Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2023 (Unaudited) (Continued)

196,177	(4) Daiwa Capital Markets, Repurchase Agreement dated 03/31/23, 4.82%, due 04/03/23 (Repurchase Amount $196,255, collateralized by various U.S. Government/U.S. Government Agency Obligations, 1.500%-7.000%, Market Value plus accrued interest $200,101, due 08/01/23-04/01/53)	196,177	0.1
1,215,343	(4) Deutsche Bank Securities Inc., Repurchase Agreement dated 03/31/23, 4.82%, due 04/03/23 (Repurchase Amount $1,215,824, collateralized by various U.S. Government Agency Obligations, 1.500%-7.000%, Market Value plus accrued interest $1,239,650, due 02/01/26-04/01/53)	1,215,343	0.3
1,215,343	(4) RBC Dominion Securities Inc., Repurchase Agreement dated 03/31/23, 4.82%, due 04/03/23 (Repurchase Amount $1,215,824, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.375%, Market Value plus accrued interest $1,239,650, due 04/06/23-02/20/53)	1,215,343	0.3

	Total Repurchase Agreements
	(Cost $5,057,549)	5,057,549	1.4

Shares		Value	Percentage of Net Assets
	Mutual Funds: 3.2%
11,611,000	(5) Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 4.730%
	(Cost $11,611,000)	11,611,000	3.2

	Total Short-Term Investments
	(Cost $16,668,549)	16,668,549	4.6

	Total Investments in Securities (Cost $381,022,559)	$370,752,651	101.9
	Liabilities in Excess of Other Assets	(7,072,619)	(1.9)
	Net Assets	$363,680,032	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Security, or a portion of the security, is on loan.
(2)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(3)	Variable rate security. Rate shown is the rate in effect as of March 31, 2023.
(4)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(5)	Rate shown is the 7-day yield as of March 31, 2023.

Reference Rate Abbreviations:
SOFR30A	30-day Secured Overnight Financing Rate
TSFR1M	1-month CME Term Secured Overnight Financing Rate
TSFR3M	3-month CME Term Secured Overnight Financing Rate
US0001M	1-month LIBOR
US0003M	3-month LIBOR
US0012M	12-month LIBOR

Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2023 (Unaudited) (Continued)

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2023 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2023
Asset Table
Investments, at fair value
Corporate Bonds/Notes	$–	$128,038,914	$–	$128,038,914
Collateralized Mortgage Obligations	–	21,242,151	–	21,242,151
Asset-Backed Securities	–	69,524,080	–	69,524,080
Commercial Mortgage-Backed Securities	–	28,099,473	–	28,099,473
U.S. Government Agency Obligations	–	15,250	–	15,250
U.S. Treasury Obligations	–	107,164,234	–	107,164,234
Short-Term Investments	11,611,000	5,057,549	–	16,668,549
Total Investments, at fair value	$11,611,000	$359,141,651	$–	$370,752,651
Other Financial Instruments+
Futures	1,262,012	–	–	1,262,012
Total Assets	$12,873,012	$359,141,651	$–	$372,014,663
Liabilities Table
Other Financial Instruments+
Centrally Cleared Swaps	$–	$(23,529)	$–	$(23,529)
Futures	(346,572)	–	–	(346,572)
Total Liabilities	$(346,572)	$(23,529)	$–	$(370,101)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At March 31, 2023, the following futures contracts were outstanding for Voya Limited Maturity Bond Portfolio:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
U.S. Treasury 2-Year Note	591	06/30/23	$122,013,797	$1,262,012
			$122,013,797	$1,262,012
Short Contracts:
U.S. Treasury 5-Year Note	(208)	06/30/23	(22,777,625)	(346,572)
			$(22,777,625)	$(346,572)

At March 31, 2023, the following centrally cleared credit default swaps were outstanding for Voya Limited Maturity Bond Portfolio:

Centrally Cleared Credit Default Swaps on Credit Indices - Buy Protection(1)

Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Financing Rate (%)(2)	Termination Date	Notional Amount(3)		Fair Value(4)	Unrealized Appreciation/ (Depreciation)
CDX North American Investment Grade Index, Series 40, Version 1	Buy	(1.000)	06/20/28	USD	3,650,000	$(41,746)	$(23,529)
						$(41,746)	$(23,529)

(1)	If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Payments made quarterly.
(3)	The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.
(4)	The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.

Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2023 (Unaudited) (Continued)

Currency Abbreviations
USD	-	United States Dollar

At March 31, 2023, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $381,209,320.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$2,487,298
Gross Unrealized Depreciation	(12,028,527)
Net Unrealized Depreciation	$(9,541,229)